Leases - Schedule Of The Future Lease Payments (Details) - MSGE SPINCO, INC [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Lease Cost [Line Items]
Fiscal Year 2023	$ 0
Fiscal Year 2024	0
Fiscal Year 2025	10,121
Fiscal Year 2026	16,276
Fiscal Year 2027	39,207
Thereafter (Fiscal Year 2028 to Fiscal Year 2046)	838,789
Total lease payments	$ 904,393